Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Net Income (Loss) Per Share
Schedule of basic and diluted net income (loss) per share

	Year Ended December 31,
	2013	2012	2011
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$45,132	$31,738	$(302,092)
Denominator:
Weighted average ordinary shares outstanding	66,741	66,401	65,121
Basic net income (loss) per share attributable to SINA	$0.68	$0.48	$(4.64)
Diluted net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to SINA	$45,132	$31,738	$(302,092)
Less: Effect on consolidated net income per share of dilutive shares of the Company’s equity interests	(959)	(555)	—
Net income (loss) attributable for calculating diluted net income (loss) per share	44,173	31,183	(302,092)
Denominator:
Weighted average ordinary shares outstanding	66,741	66,401	65,121
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	264	294	—
Unvested restricted share units	82	104	—
Convertible debts	—	50	—
Shares used in computing diluted net income (loss) per share attributable to SINA	67,087	66,849	65,121
Diluted net income (loss) per share attributable to SINA	$0.66	$0.47	$(4.64)